ALPINE RISING DIVIDEND FUND
A SERIES OF ALPINE SERIES TRUST

SUPPLEMENT DATED NOVEMBER 12, 2015
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED FEBRUARY 27, 2015

The following language replaces the section of the Prospectus titled “Management – Portfolio Managers”:

Portfolio Managers

Mr. Andrew Kohl, Portfolio Manager of the Adviser, and Mr. Mark T. Spellman, Portfolio Manager of the Adviser, are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since August 2010 and October 2015, respectively.

The following language replaces the applicable disclosure of the section of the Prospectus titled “Management of the Funds – Portfolio Managers”:

Portfolio Managers

Portfolio Manager	Rising Dividend
Andrew Kohl	*
Mark T. Spellman	*

*	Co-Portfolio Manager

Andrew Kohl
(Rising Dividend Fund and Financial Services Fund)
Mr. Andrew Kohl joined the Adviser in September 2005 after working for two years at Wachovia Securities as an Equity Research Associate Analyst covering infrastructure software and data storage companies. Prior to that position he spent three years at Putnam Investments as a Senior Investment Associate on the Global Asset Allocation team. Mr. Kohl earned a bachelor’s degree at Williams College, an M.B.A. from the MIT Sloan School of Management, and is a Chartered Financial Analyst. He currently serves as co-portfolio manager of the Rising Dividend Fund and as a co-portfolio manager of the Financial Services Fund.

Mark T. Spellman
(Rising Dividend Fund)
Mr. Mark T. Spellman joined the Adviser in February 2014, after 3 years at Value Line Funds, where he was a portfolio manager for the Value Line Income & Growth Fund and the Value Line Larger Companies Fund. He currently serves as co-portfolio manager of the Rising Dividend Fund. Prior to Value Line Funds, Mr. Spellman was the lead portfolio manager at Mackay Shields for its Mid Cap Value Equity product and a member of its Large Cap Value Equity team for 13 years. Prior to that, Mr. Spellman was employed by both Deutsche Morgan Grenfell and Prudential Equity Management in portfolio management and senior equity research roles. Mr. Spellman earned his bachelor’s degree in Computer Science and Finance from the School of Management at Boston College.

The following language replaces the applicable disclosure of the section of the Statement of Additional Information titled “Portfolio Managers”:

Portfolio Manager	Rising Dividend
Andrew Kohl	*
Mark T. Spellman	*

*	Co-Portfolio Manager

Please retain this Supplement for future reference.